Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2022
Entity Registrant Name	dei_EntityRegistrantName	QUAKER INVESTMENT TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000870355
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 28, 2022
Document Effective Date	dei_DocumentEffectiveDate	Oct. 28, 2022
Prospectus Date	rr_ProspectusDate	Oct. 28, 2022
CCM Core Impact Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	CCM Core Impact Equity Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The CCM Core Impact Equity Fund (the “Fund”) seeks to provide long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as fees or commissions to financial intermediaries, which are not reflected in the table and example below. Institutional Shares may also be available on certain brokerage platforms. An investor transacting in Institutional Shares through a broker acting as an agent for the investor may be required to pay a commission and/or other forms of compensation to the broker.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its assets, plus the amount of any borrowings for investment purposes, in equity securities, principally in the common stocks of large companies that the Fund’s adviser, Community Capital Management, LLC (the “Adviser”) expects to demonstrate the long term ability to compound earnings at higher rates than the broader market, regardless of industry. The Fund is managed independent of any index sector weightings. The Adviser anticipates most of the Fund investments will be in US based companies although the Fund has the ability to invest internationally as well. To achieve its investment objective, the Adviser will, under normal market conditions, employ a tactical allocation philosophy using the following strategies:

●

Impact Investments. The Fund invests in companies that may have positive impact attributes or specific impact characteristics and, at a minimum, maintain neutral posture toward environmental, social and governance (“ESG”) related risk.

●	Common Stocks. The Fund invests in the common stock of companies without regard to market capitalization.

●

Compounders. The Fund invests in companies the Adviser expects to demonstrate a long-term ability to compound its earnings per share (“EPS”) at a higher rate than the broad market, regardless of industry. To determine whether a company qualifies as a “Compounder”, the Adviser analyzes the company’s financial statements and evaluates its competitive advantages and management team.

●	Growth Stocks. The Fund invests its assets in the securities of companies which the Adviser believes will provide a higher total return than that of the index.

●

Large-Cap Securities. The Fund invests primarily in large-capitalization securities. The Adviser generally considers large-cap companies to be those companies with market capitalizations similar to those companies included in the S&P 500® Index.

●

Small- and Mid-Cap Securities. The Fund also may invest in the securities of small- and mid-cap companies. The Adviser generally considers small- and mid-cap companies to be those companies with a market capitalization range between $250 million and $20 billion.

●	Foreign Securities. The Fund may invest up to 25% of its net assets in foreign securities, including American Depositary Receipts (“ADRs”).

●	Preferred Stocks. The Fund may invest in preferred stocks.

●	MLPs/REITs. The Fund may invest in master limited partnerships (“MLPs”) and real estate investment trusts (“REITs”).

●

Tactical Allocation. Because the Fund is a tactical allocation fund, the assets of the Fund will shift on a short-term basis to take advantage of perceived differences in relative values of the various areas in the equity markets. The Fund will tactically allocate capital among a diverse range of trading strategies and markets, wherever the Adviser perceives opportunity.

The Adviser uses an internally developed investment process to seek to develop a fully integrated portfolio of securities that includes ESG factors that the Adviser believes can deliver strong financial performance while simultaneously having positive, long-term economic and sustainable impact. Securities are categorized based on the following four-part segmentation:

●

Strong Positive Impact: Companies that we believe are significant contributors to society such as those that generate more than 50% of their revenue from a product or service and that align with one or more of our 18 impact themes: affordable health and rehabilitative care; affordable housing; arts, culture and the creative economy; disaster recovery, resilience and remediation; economic inclusion; education and childcare; enterprise development and jobs; environmental sustainability; gender lens; healthy communities; human empowerment; minority advancement; neighborhood revitalization; poverty alleviation; rural community development; seniors and the disabled; sustainable agriculture; and transit-oriented development (each, an “Impact Theme” and collectively, “Impact Themes”).

●	Moderate Positive Impact: Companies which have characteristics that align with one or more of our 18 impact themes and that we believe are a net benefit to society.

●	Neutral Impact: Companies that do not fall within the two categories above but where there exists the potential to be included in the two categories in the future.

●

Negative Impact: Companies with excessive ESG-related risk such as fossil fuel exploration and production or any activity related to coal, tobacco, chemical manufacturing, weapons, and prison management, among others. These securities are not eligible for investment.

At the Adviser’s discretion, other companies may also be excluded from the investment process due to their negative impact.

The Fund is fossil fuel free and will not invest in the following companies in accordance with maintaining a fossil-fuel free portfolio:

●	Companies that own[1], extract, produce, process, or refine fossil fuels, oil, gas, and coal.

●	Companies that store, transport, explore, or produce carbon-related fuels or energy sources.

●	Companies that are in the oil and gas equipment and services businesses.

The Fund may invest in:

●	Utilities that have current fossil fuel power sources above 15% but are actively transitioning to renewable sources.

●	Companies that are pursuing alternative energy technologies or are in alternative energy sectors.

●	Companies that are working to transition away from fossil fuels.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money on your investment in the Fund. The following risks could affect the value of your investment:

●

Impact/ESG Risk. The Adviser may select or exclude securities of certain companies for reasons other than performance and, as a result, the Fund may underperform other funds that do not use an impact/ESG screening process. Impact/ESG investing is qualitative and subjective by nature. There is no guarantee that impact/ESG criteria used by the Adviser will reflect beliefs or values of any particular investor.

●

Common Stock Risk. Common stock risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

●

Growth Risk. There is a risk that the Fund’s growth style may perform poorly or fall out of favor with investors. For example, at times the market may favor large capitalization stocks over small capitalization stocks, value stocks over growth stocks, or vice versa.

●

Small-Cap and Mid-Cap Securities Risk. The Fund invests in companies with small market capitalizations. Because these companies are relatively small compared to large-capitalization companies, they may be engaged in business mostly within their own geographic region, may be less well known to the investment community,

[1]

The Adviser will use the S&P Global definition for determining what is considered owning of fossil fuels, namely it is those companies that hold fossil fuel reserves which are defined as economically and technically recoverable sources of crude oil, natural gas, and thermal coal.

and may have more volatile share prices. Also, small companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines and fewer resources than larger companies. As a result, small-capitalization stock prices have greater volatility than large company securities.

●

Foreign Securities Risk. Investments in foreign securities involve greater risks compared to domestic investments for the following reasons: foreign companies may not be subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies; foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards; dividends and interest on foreign securities may be subject to foreign withholding taxes; such taxes may reduce the net return to Fund shareholders; foreign securities are often denominated in a currency other than the U.S. dollar, which will subject the Fund to the risks associated with fluctuations in currency values.

●

Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser will apply its investment techniques and risk analyses, including tactical allocation strategies, in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

●

Master Limited Partnership Risk. The Fund’s exposure to master limited partnerships (MLP) may subject the Fund to greater volatility than investments in traditional securities. The value of MLP and MLP based exchange traded funds and notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

●

Real Estate Investment Trust Risk. The Fund may have investments in securities issued by, and/or have exposure to, commercial and residential real estate companies. Real estate securities are subject to risks similar to those associated with direct ownership of real estate, including changes in local and general economic conditions, vacancy rates, interest rates, zoning laws, rental income, property taxes, operating expenses and losses from casualty or condemnation. An investment in a REIT is subject to additional risks, including poor performance by the manager of the REIT, adverse tax consequences, and limited diversification resulting from being invested in a limited number or type of properties or a narrow geographic area.

●

Recent Market Events Risk: U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic, which has resulted in public health issues, growth concerns in the U.S. and overseas, layoffs, rising unemployment and reduced consumer spending. The effects of COVID-19 may lead to a substantial economic downturn or recession in the U.S. and global economies, the recovery from which is uncertain and may last for an extended period of time. As a result of this significant volatility, many of the risks discussed herein associated with an investment in the Fund may be increased.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money on your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Effective January 1, 2018, the Adviser became the investment manager for the Fund. While the Fund has operated for more than 10 years, the bar chart and average annual total return table only reflect the Fund’s performance since the Adviser began managing the Fund. The Fund’s performance for periods prior to January 1, 2018 is not shown because the Fund was managed by another investment adviser during those periods. The Fund’s returns after January 1, 2018 reflect the Adviser’s investment philosophy and strategies.

The following bar chart displays the annual return of the Fund from year to year. Over time, the bar chart will illustrate the variability of the performance from year to year and provides some indication of the risks of investing in the Fund. Performance would be lower if sales charges that were in effect during a portion of the period were included. Past performance does not guarantee or predict future results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Over time, the bar chart will illustrate the variability of the performance from year to year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-272-0007
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ccminvests.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not guarantee or predict future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Advisor Class Shares as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Performance would be lower if sales charges that were in effect during a portion of the period were included.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Performing Quarter:	21.97% in Q2 2020
Lowest Performing Quarter:	-22.16% in Q1 2020

The Fund’s calendar year-to-date return as of September 30, 2022 was -24.37%.

The table shows the risks of investing in the Fund by illustrating how the average annual returns for the 1-year and since inception periods for each class of the Fund before taxes compare to those of a broad-based securities market index. In addition, after-tax returns are presented for Advisor Class Shares of the Fund. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares. After-tax returns for the other class of shares will vary from the Advisor Class Shares after-tax returns shown. Past performance (before and after taxes) is not an indication of future results. Updated performance information for the Fund is available on the Trust’s website at www.ccminvests.com or by calling toll-free 888-272-0007.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the other class of shares will vary from the Advisor Class Shares after-tax returns shown.
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2021
CCM Core Impact Equity Fund | Advisor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	QUAGX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.86%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.09%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.95%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 198
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	612
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,052
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,275
Annual Return 2018	rr_AnnualReturn2018	(6.98%)
Annual Return 2019	rr_AnnualReturn2019	32.85%
Annual Return 2020	rr_AnnualReturn2020	18.71%
Annual Return 2021	rr_AnnualReturn2021	24.63%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(24.37%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performing Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performing Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.16%)
1 Year	rr_AverageAnnualReturnYear01	24.63%
Since Inception	rr_AverageAnnualReturnSinceInception	16.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2017
CCM Core Impact Equity Fund | Advisor Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.53%
Since Inception	rr_AverageAnnualReturnSinceInception	15.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2017
CCM Core Impact Equity Fund | Advisor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.53%
Since Inception	rr_AverageAnnualReturnSinceInception	12.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2017
CCM Core Impact Equity Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	QAGIX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.86%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.09%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.95%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 173
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	536
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	923
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,009
1 Year	rr_AverageAnnualReturnYear01	24.94%
Since Inception	rr_AverageAnnualReturnSinceInception	16.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2017
CCM Core Impact Equity Fund | S&P 500® Fossil Fuel Free Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	28.37%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	18.18%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2017	[1]
CCM Core Impact Equity Fund | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	28.71%
Since Inception	rr_AverageAnnualReturnSinceInception	17.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2017
CCM Small/Mid-Cap Impact Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	CCM Small/Mid-Cap Impact Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The CCM Small/Mid-Cap Impact Value Fund (the “Fund”) seeks to provide long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as fees or commissions to financial intermediaries, which are not reflected in the table and example below. Institutional Shares may also be available on certain brokerage platforms. An investor transacting in Institutional Shares through a broker acting as an agent for the investor may be required to pay a commission and/or other forms of compensation to the broker.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 28, 2023.
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the “Ratio of expenses to average net assets, before fees waived” provided in the Financial Highlights section of this Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its assets, plus the amount of any borrowings for investment purposes, in the securities of small- and mid-capitalization U.S. companies. The Fund’s adviser, Community Capital Management, LLC (the “Adviser”) generally considers small- and mid-cap companies to be those that have similar market capitalizations at the time of purchase to companies represented by the Russell 2500® Index. As of September 30, 2022, the market capitalization of companies in the Russell 2500® Index ranged from $22 million to $18.3 billion. The capitalization range of companies in the Index may change with market conditions or due to changes in the composition of the Index and the Fund may invest in companies with market capitalizations outside of that range.

The Adviser seeks to achieve its investment objective by employing the following strategies when selecting securities:

●

Value Securities. The Fund invests in companies considered by the Adviser to have consistent earnings and above-average core assets, selling at relatively low market valuations, with attractive growth characteristics.

●

“Compounders.” The Fund invests in companies the Adviser expects to demonstrate a long-term ability to compound its earnings per share (“EPS”) at a higher rate than the broad market, regardless of industry. To determine whether a company qualifies as a “Compounder”, the Adviser analyzes the company’s financial statements and evaluates its competitive advantages and management team.

●

Impact Investments. The Fund invests in companies that may have positive impact attributes or specific impact characteristics and maintain neutral posture toward environmental, social and governance (“ESG”) related risk.

●	Preferred Stocks. The Fund may invest in preferred stocks.

●	MLPs/REITS. The Fund may invest in master limited partnerships (“MLPs”) and real estate investment trusts (“REITS”).

The Adviser uses an internally developed investment process to seek to develop a fully integrated portfolio of securities that includes ESG factors that can deliver strong financial performance while simultaneously having positive, long-term economic and sustainable impact. Securities are categorized based on the following four-part segmentation:

●

Strong Positive Impact: Companies that we believe are significant contributors to society such as those that generate more than 50% of their revenue from a product or service and that align with one or more of our 18 impact themes: affordable health and rehabilitative care; affordable housing; arts, culture and the creative economy; disaster recovery, resilience and remediation; economic inclusion; education and childcare; enterprise development and jobs; environmental sustainability; gender lens; healthy communities; human empowerment; minority advancement; neighborhood revitalization; poverty alleviation; rural community development; seniors and the disabled; sustainable agriculture; and transit-oriented development (each, an “Impact Theme” and collectively, “Impact Themes”).

●	Moderate Positive Impact: Companies which have characteristics that align with one or more of our 18 impact themes and that we believe are a net benefit to society.

●	Neutral Impact: Companies that do not fall within the two categories above but where there exists the potential to be included in the two categories in the future.

●

Negative Impact: Companies with excessive ESG-related risk such as fossil fuel exploration and production or any activity related to coal, tobacco, chemical manufacturing, weapons, and prison management, among others. These securities are not eligible for investment.

At the Adviser’s discretion, other companies may also be excluded from the investment process due to their negative impact.

The Fund is fossil fuel free and will not invest in the following companies in accordance with maintaining a fossil-fuel free portfolio:

●	Companies that own[1], extract, produce, process, or refine fossil fuels, oil, gas, and coal.

●	Companies that store, transport, explore, or produce carbon-related fuels or energy sources.

●	Companies that are in the oil and gas equipment and services businesses.

The Fund may invest in:

●	Utilities that have current fossil fuel power sources above 15% but are actively transitioning to renewable sources.

●	Companies that are pursuing alternative energy technologies or are in alternative energy sectors.

●	Companies that are working to transition away from fossil fuels.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money on your investment in the Fund. The following risks could affect the value of your investment:

●

Impact/ESG Risk. The Adviser may select or exclude securities of certain companies for reasons other than performance and, as a result, the Fund may underperform other funds that do not use an impact/ESG screening process. Impact/ESG investing is qualitative and subjective by nature. There is no guarantee that impact/ESG criteria used by the Adviser will reflect beliefs or values of any particular investor.

●

Common Stock Risk. Common stock risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

●

Small-Cap and Mid-Cap Securities Risk. The Fund invests in companies with smaller market capitalizations. Because these companies are relatively small compared to large-capitalization companies, they may be engaged in business mostly within their own geographic region, may

[1]

The Adviser will use the S&P Global definition for determining what is considered owning of fossil fuels, namely it is those companies that hold fossil fuel reserves which are defined as economically and technically recoverable sources of crude oil, natural gas, and thermal coal.

be less well known to the investment community, and may have more volatile share prices. Also, smaller companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines and fewer resources than larger companies. As a result, small- and mid-capitalization stock prices have greater volatility than large company securities.

●

Value Securities Risk. The Fund invests in companies that appear to be “undervalued” in the marketplace (i.e., trading at prices below the company’s true worth). If the Adviser’s perceptions of value are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

●

Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

●

Liquidity Risk. This is the risk that the market for a security or other investment cannot accommodate an order to buy or sell the security or other investment in the desired timeframe and/or at the desired price. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for the Fund to determine a fair value of an illiquid investment than that of a more liquid comparable investment.

●

Master Limited Partnership Risk. The Fund’s exposure to master limited partnerships (MLP) may subject the Fund to greater volatility than investments in traditional securities. The value of MLP and MLP based exchange traded funds and notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

●

Real Estate Investment Trust Risk. The Fund may have investments in securities issued by, and/or have exposure to, commercial and residential real estate companies. Real estate securities are subject to risks similar to those associated with direct ownership of real estate, including changes in local and general economic conditions, vacancy rates, interest rates, zoning laws, rental income, property taxes, operating expenses and losses from casualty or condemnation. An investment in a REIT is subject to additional risks, including poor performance by the manager of the REIT, adverse tax consequences, and limited diversification resulting from being invested in a limited number or type of properties or a narrow geographic area.

●

Recent Market Events Risk: U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic, which has resulted in public health issues, growth concerns in the U.S. and overseas, layoffs, rising unemployment and reduced consumer spending. The effects of COVID-19 may lead to a substantial economic downturn or recession in the U.S. and global economies, the recovery from which is uncertain and may last for an extended period of time. As a result of this significant volatility, many of the risks discussed herein associated with an investment in the Fund may be increased.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money on your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Effective January 1, 2018, the Adviser became the investment manager for the Fund. While the Fund has operated for more than 10 years, the bar chart and average annual total return table only reflect the Fund’s performance since the Adviser began managing the Fund. The Fund’s performance for periods prior to January 1, 2018 is not shown because the Fund was managed by another investment adviser during those periods. The Fund’s returns after January 1, 2018 reflect the Adviser’s investment philosophy and strategies.

The following bar chart displays the annual return of the Fund from year to year. Over time, the bar chart will illustrate the variability of the performance from year to year and provides some indication of the risks of investing in the Fund. Performance would be lower if sales charges that were in effect during a portion of the period were included. Past performance does not guarantee or predict future results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Over time, the bar chart will illustrate the variability of the performance from year to year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-272-0007
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ccminvests.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not guarantee or predict future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Advisor Class Shares as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Performance would be lower if sales charges that were in effect during a portion of the period were included.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Performing Quarter:	25.16% in Q2 2020
Lowest Performing Quarter:	-48.72% in Q1 2020

The Fund’s calendar year-to-date return as of September 30, 2022 was -23.24%.

The table shows the risks of investing in the Fund by illustrating how the average annual returns for the 1-year and since inception periods for each class of the Fund before taxes compare to those of a broad-based securities market index. In addition, after-tax returns are presented for Advisor Class Shares of the Fund. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares. After-tax returns for the other class of shares will vary from the Advisor Class Shares after-tax returns shown. Past performance (before and after taxes) is not an indication of future results. Updated performance information for the Fund is available on the Trust’s website at www.ccminvests.com or by calling toll-free 888-272-0007.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2021
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the other class of shares will vary from the Advisor Class Shares after-tax returns shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

CCM Small/Mid-Cap Impact Value Fund | Advisor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	QUSVX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	1.20%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.08%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.43%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.88%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 158
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	673
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,216
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,699
Annual Return 2018	rr_AnnualReturn2018	(7.05%)
Annual Return 2019	rr_AnnualReturn2019	25.23%
Annual Return 2020	rr_AnnualReturn2020	(20.05%)
Annual Return 2021	rr_AnnualReturn2021	35.53%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(23.24%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performing Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performing Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(48.72%)
1 Year	rr_AverageAnnualReturnYear01	35.53%
Since Inception	rr_AverageAnnualReturnSinceInception	5.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2017
CCM Small/Mid-Cap Impact Value Fund | Advisor Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	35.53%
Since Inception	rr_AverageAnnualReturnSinceInception	3.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2017
CCM Small/Mid-Cap Impact Value Fund | Advisor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	21.03%
Since Inception	rr_AverageAnnualReturnSinceInception	3.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2017
CCM Small/Mid-Cap Impact Value Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	QSVIX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	1.20%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.08%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.18%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.88%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	597
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,089
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,444
1 Year	rr_AverageAnnualReturnYear01	35.88%
Since Inception	rr_AverageAnnualReturnSinceInception	6.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2017
CCM Small/Mid-Cap Impact Value Fund | Russell 2500® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	27.78%
Since Inception	rr_AverageAnnualReturnSinceInception	9.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2017
CCM Small/Mid-Cap Impact Value Fund | Russell 2500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.18%
Since Inception	rr_AverageAnnualReturnSinceInception	12.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2017

[1]	Prior to January 1, 2022, the Fund’s performance was compared to the S&P 500® Index as its benchmark. The Trust has elected to compare the Fund’s performance to the S&P 500® Fossil Fuel Free Index, as the Adviser believes this index is more aligned with the Fund’s investment strategy.
[2]	The Total Annual Fund Operating Expenses do not correlate to the “Ratio of expenses to average net assets, before fees waived” provided in the Financial Highlights section of this Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses. Acquired fund fees and expenses are expenses incurred indirectly by the Fund through its ownership of MLPs and of shares in other investment companies (including exchange traded funds (“ETFs”)) and business development companies (“BDCs”). BDCs expenses are similar to the expenses paid by any operating company held by the Fund.
[3]	The Adviser has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any Rule 12b-1 fees, taxes, interest, acquired fund fees and expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, liquidations and other extraordinary expenses) in order to prevent total annual fund operating expenses from exceeding 1.30% of the Fund’s average daily net assets through October 28, 2023. Pursuant to its expense limitation agreement with the Fund, the Adviser is entitled to recoup any fees that it waived and/or Fund expenses that it paid for a period of three years following such fee waivers and expense payments, to the extent that such recoupment by the Adviser will not cause the Fund to exceed any applicable expense limitation that was in place for the Fund when the fees were waived or expenses were paid. These waivers and reimbursements may be terminated at any time with respect to the Fund by its Board of Trustees upon sixty (60) days’ written notice to the Adviser without payment of any penalty and shall automatically terminate upon the termination of the Fund’s advisory contract with the Adviser.